Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Notes to Financial Statements [Abstract]
Long-Term Debt
Long-term debt consisted of the following:

(in thousands)	As of
	March 31, 2011	December 31, 2010
Senior notes	$884,432	$884,395

Fair value of long-term debt*	$905,181	$906,547

*	Fair value was estimated based on current rates available to the Company for debt of the same remaining maturity.
On December 15, 2009, a majority-owned subsidiary of SNI issued a total of $885 million of aggregate principal amount Senior Notes through a private placement. The Senior Notes mature on January 15, 2015 bearing interest at 3.55%. Interest is paid on the Senior Notes on January 15th and July 15th of each year. The Senior Notes are guaranteed by SNI. Cox TMI, Inc., a wholly-owned subsidiary of Cox Communications, Inc. and 35% owner in the Travel Channel has agreed to indemnify SNI for all payments made in respect of SNI's guarantee.
We have a Competitive Advance and Revolving Credit Facility (the " Facility") that permits $550 million in aggregate borrowings and expires in June 2013. The Facility bears interest based upon the Company's credit ratings, with drawn amounts bearing interest at Libor plus 175 basis points and undrawn amounts bearing interest at 25 basis points. There were no outstanding borrowings under the Facility at March 31, 2011 or December 31, 2010.
The Facility and Senior Notes agreements include certain affirmative and negative covenants, including the incurrence of additional indebtedness and maintenance of a maximum leverage ratio. We were in compliance with all debt covenants as of March 31, 2011.
As of March 31, 2011, we had outstanding letters of credit totaling $1.1 million.

Long-term debt consisted of the following:

(in thousands)	As of December 31,
	2010	2009
Senior notes	$884,395	$884,239

Fair value of long-term debt *	$906,547	$875,600

*	Fair value was estimated based on current rates available to the Company
On December 15, 2009, a majority-owned subsidiary of SNI issued a total of $885 million of aggregate principal amount Senior Notes through a private placement. The Senior Notes mature on January 15, 2015 bearing interest at 3.55%. Beginning on July 15, 2010, interest will be paid on the notes on January 15th and July 15th of each year. The Senior Notes are guaranteed by SNI. Cox has agreed to indemnify SNI for payments made in respect of SNI�s guarantee. Substantially all of the proceeds from the issuance of the Senior Notes were distributed to Cox in connection with the Travel Channel Acquisition.
On June 30, 2008, we entered into a Competitive Advance and Revolving Credit Facility (the �Facility�) that permits $550 million in aggregate borrowings and expires in June 2013. In 2009, we amended the Facility to accommodate increased subsidiary indebtedness as a result of the Travel Channel Acquisition. The Facility bears interest based on the Company�s credit ratings, with drawn amounts bearing interest at Libor plus 175 basis points and undrawn amounts bearing interest at 25 basis points as of December 31, 2010. There were no outstanding borrowings under the Facility at December 31, 2010 or December 31, 2009.
E. W. Scripps utilized a centralized approach to cash management to finance its operations. Based on the historical funding requirements of the Company, specifically the costs to fund acquisitions, fund investments in programming and otherwise support the expansion of Scripps Networks Interactive businesses, all E. W. Scripps third party debt and related interest expense has been allocated to the Company for periods prior to June 30, 2008.
Management believes the allocation basis for debt and interest expense is reasonable based on the historical financing needs of the Company. However, such estimates are not necessarily representative of our costs as a stand-alone public company for the periods presented.
The revolving credit facility and Senior Notes include certain affirmative and negative covenants, including the incurrence of additional indebtedness and maintenance of a maximum leverage ratio. We are in compliance with all debt covenants.
As of December 31, 2010, we had outstanding letters of credit totaling $1.1 million.
Capitalized interest was $0.4 million in 2010, $0.2 million in 2009 and $0.5 million in 2008.